Statutory Prospectus Supplement dated April 27, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Core Bond Fund Invesco Dynamics Fund Invesco Global Real Estate Fund Invesco High Yield Fund Invesco Income Fund	Invesco Limited Maturity Treasury Fund Invesco Money Market Fund Invesco Real Estate Fund Invesco Short Term Bond Fund Invesco U.S. Government Fund
The information appearing under the heading “Other Information — Limited Fund Offering (Invesco Real Estate Fund)” is deleted in its entirety and replaced with the following:
“Limited Fund Offering (Invesco Real Estate Fund)
Effective as of the close of business on April 29, 2011, the Fund will close to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
Investors who are invested in the Fund on or prior to April 29, 2011 may continue to make additional purchases in their accounts.
Any retirement plan may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the retirement plan had invested in the Fund as of April 29, 2011. Any brokerage firm wrap program may continue to make additional purchases of Fund shares and may add new accounts at the program level that may purchase Fund shares if the brokerage firm wrap program had invested in the Fund as of April 29, 2011. All retirement plans and brokerage firm wrap programs that have approved the Fund as an investment option as of April 29, 2011, but that had not opened an account in the Fund as of that date, may open an account and make purchases of Fund shares, provided that the retirement plan or the brokerage firm wrap program opens its initial account with the Fund prior to October 31, 2011.”
The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

Statutory Prospectus Supplement dated April 27, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C , R , Y and Investor Class shares of the Fund listed below:
Invesco Real Estate Fund
The information appearing under the heading “Other Information — Limited Fund Offering” is deleted in its entirety and replaced with the following:
“Limited Fund Offering
Effective as of the close of business on April 29, 2011, the Fund will close to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
Investors who are invested in the Fund on or prior to April 29, 2011 may continue to make additional purchases in their accounts.
Any retirement plan may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the retirement plan had invested in the Fund as of April 29, 2011. Any brokerage firm wrap program may continue to make additional purchases of Fund shares and may add new accounts at the program level that may purchase Fund shares if the brokerage firm wrap program had invested in the Fund as of April 29, 2011. All retirement plans and brokerage firm wrap programs that have approved the Fund as an investment option as of April 29, 2011, but that had not opened an account in the Fund as of that date, may open an account and make purchases of Fund shares, provided that the retirement plan or the brokerage firm wrap program opens its initial account with the Fund prior to October 31, 2011.
The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”